Income Tax - Summary of Current Income Tax Liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Income tax [Abstract]
Income tax provision	$ 17,135,128	$ 426,610,954
Tax advances	(2,573,657)	(7,392,376)
Collections and withholdings	(787,449)	(750,788)
TOTAL	$ 13,774,022	$ 418,467,790